Federated Hermes Intermediate Municipal Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.6%
		Alabama—3.1%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2026	$ 1,028,267
675,000		Birmingham, AL Waterworks Board, Senior Revenue Refunding Bonds (Series 2016-B), (United States Treasury PRF 1/1/2028@100), 5.000%, 1/1/2039	727,504
1,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	1,090,156
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2039	1,374,463
1,500,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	1,615,371
		TOTAL	5,835,761
		Alaska—0.6%
1,165,000		Alaska State Housing Finance Corp., State Capital Project Bonds II (Series 2015C), (United States Treasury PRF 12/1/2025@100), 5.000%, 6/1/2029	1,198,617
		Arizona—2.1%
70,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025@100), 3.170% (SIFMA 7-day +0.250%), 1/1/2046	70,050
430,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 3.170% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	423,405
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	1,035,620
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022) , 5.000%, Mandatory Tender 9/1/2027	1,029,143
1,000,000		Glendale, AZ, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,063,656
375,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	410,522
		TOTAL	4,032,396
		California—3.3%
1,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 4.170% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,008,096
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-85 Senior Living Revenue Refunding Bonds (Series B-1), 3.125%, 5/15/2029	977,796
1,500,000		California State, UT GO Various Purpose Refunding Bonds (Series 2021), 4.000%, 10/1/2041	1,534,316
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.000%, 8/1/2031	1,002,082
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023C), 5.000%, 5/1/2033	1,672,674
		TOTAL	6,194,964
		Colorado—2.0%
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.250%, 11/1/2034	1,145,534
700,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2037	783,284
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	788,816
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	515,714
500,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2021C-3B), 2.000%, Mandatory Tender 10/15/2026	485,976
		TOTAL	3,719,324
		Connecticut—1.7%
750,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2033	806,995
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.000%, 7/1/2030	1,130,413
1,250,000		Connecticut State, UT GO Bonds (Series 2022B), 4.000%, 1/15/2038	1,300,764
		TOTAL	3,238,172

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—2.2%
$ 550,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2036	$ 557,649
750,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2027	805,795
2,195,000		District of Columbia, UT GO Bonds (Series 2021D), 4.000%, 2/1/2037	2,296,530
500,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	529,966
		TOTAL	4,189,940
		Florida—7.8%
500,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	500,436
1,100,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue Bonds (Series 2018A), 5.000%, 11/15/2038	1,138,643
470,000		Broward County, FL Port Facilities, Revenue Bonds (Series 2022), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2037	510,929
1,500,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2030	1,522,253
1,245,000		Collier County, FL IDA (NCH Healthcare System, Inc.), Revenue Bonds (Series 2024B), (Assured Guaranty Municipal Corp. INS), 5.000%, Mandatory Tender 10/1/2029	1,346,637
2,000,000		Hillsborough County, FL IDA (Baycare Health System), Health System Revenue Bonds (Series 2024C), 5.000%, 11/15/2034	2,330,258
2,500,000		Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2037	2,815,821
240,000		Lakewood Ranch Stewardship District, FL (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.125%, 5/1/2043	256,635
750,000		Miami Beach, FL Resort Tax Revenue Bonds (Series 2015), 5.000%, 9/1/2028	765,840
500,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport Department), Seaport Revenue Refunding Bonds (Series 2022A), 5.000%, 10/1/2042	537,426
500,000		Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2041	566,454
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2028	1,040,151
195,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2030	187,723
1,225,000		Tampa, FL (H. Lee Moffitt Cancer Center), Hospital Revenue Bonds (Series 2020B), 4.000%, 7/1/2038	1,234,146
		TOTAL	14,753,352
		Georgia—4.6%
1,000,000		Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022B), 5.000%, 7/1/2036	1,087,096
500,000		Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-1), 5.000%, 4/1/2034	510,329
500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2025	507,678
500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	505,878
1,500,000		Georgia Ports Authority, Revenue Bonds (Series 2022), 5.000%, 7/1/2036	1,714,811
750,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, Mandatory Tender 12/1/2028	758,858
750,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022B), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 6/1/2029	789,758
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	1,069,767
750,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	796,375
500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2023A), (Assured Guaranty Municipal Corp. GTD), 5.000%, 7/1/2048	535,991
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	492,852
		TOTAL	8,769,393
		Illinois—7.6%
250,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2035	280,433
500,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2036	558,426
300,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2037	333,974
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.000%, 11/1/2030	1,037,416
125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 3.620% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	123,249
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2015A), 5.000%, 1/1/2036	1,519,733

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$ 750,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	$ 817,705
550,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	573,547
450,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	478,107
3,100,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.650%), 5.500%, 5/1/2030	3,383,476
1,000,000		Illinois State, UT GO Bonds (Series 2022C), (Original Issue Yield: 5.210%), 5.000%, 10/1/2038	1,097,196
1,000,000		Illinois State, UT GO Bonds (Series 2023B), 5.000%, 5/1/2037	1,099,396
1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2041	1,091,405
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), (United States Treasury PRF 6/1/2026@100), 5.000%, 6/1/2028	1,035,520
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,062,969
		TOTAL	14,492,552
		Indiana—3.5%
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016A), 5.000%, 1/1/2033	1,036,470
435,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 3.220% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	429,341
1,630,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 5.610%), 5.500%, 3/1/2038	1,823,274
2,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), (Series 2023I-2), 5.000%, 1/1/2034	2,196,256
1,000,000		Indianapolis, IN Water System Revenue, First Lien Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	1,079,903
		TOTAL	6,565,244
		Iowa—0.6%
985,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, Mandatory Tender 12/1/2042	1,144,175
		Kentucky—1.7%
500,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019C), (Morgan Stanley GTD), 4.000%, Mandatory Tender 2/1/2028	504,991
1,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A), (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	1,005,060
350,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.785% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	349,816
1,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	1,085,874
250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	229,728
		TOTAL	3,175,469
		Louisiana—1.1%
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2043	1,097,640
1,000,000		New Orleans, LA Aviation Board (New Orleans, LA International Airport), General Airport Revenue Bonds North Terminal Project (Series 2015A), 5.000%, 1/1/2025	1,005,857
		TOTAL	2,103,497
		Maryland—1.9%
500,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	527,797
1,245,000		Howard County, MD, UT GO Metropolitan District Project and Refunding Bonds (Series 2011B), 4.000%, 8/15/2038	1,287,620
1,500,000		Maryland State, UT GO State and Local Facilities Loan (Series 2022A), 5.000%, 6/1/2033	1,739,341
		TOTAL	3,554,758
		Massachusetts—2.8%
1,000,000		Commonwealth of Massachusetts, Special Obligation Refunding Notes (Series 2010B), (Assured Guaranty Municipal Corp. GTD), 5.250%, 8/1/2028	1,104,936
1,975,000		Commonwealth of Massachusetts, UT GO Consolidated Loan (Series 2018A), 5.000%, 1/1/2034	2,097,607
1,500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Sales Tax Bonds (Series 2023A-1), 5.000%, 7/1/2040	1,700,378
400,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	429,251
		TOTAL	5,332,172
		Michigan—2.0%
500,000		Detroit, MI, UT GO Bonds (Series 2020), 5.000%, 4/1/2029	540,755

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.250%, 2/28/2041	$ 1,102,128
500,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	528,817
530,000	Richmond, MI Community Schools, UT GO School Building and Site Bonds (Series 2020-I), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2034	580,145
1,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2027	1,019,372
	TOTAL	3,771,217
	Minnesota—1.1%
2,000,000	Minnesota State, UT GO Bonds (Series 2024B), 4.000%, 8/1/2039	2,108,178
	Missouri—0.6%
1,020,000	Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds (Series 2021A), 4.000%, 7/1/2033	1,069,765
	Nebraska—0.3%
500,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2029	531,864
	New Hampshire—0.4%
290,000	National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2031	286,292
497,773	National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	495,923
	TOTAL	782,215
	New Jersey—5.9%
250,000	New Jersey EDA (Goethals Bridge Replacement Project), Tax-Exempt Private Activity Bonds (Series 2013), 5.250%, 1/1/2025	250,320
450,000	New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	500,074
645,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	695,720
500,000	New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	503,661
1,500,000	New Jersey State Educational Facilities Authority (Princeton University), Revenue Bonds (Series 20224A-2), 5.000%, 3/1/2043	1,705,496
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	561,523
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2039	1,120,717
2,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 4.000%, 12/15/2031	2,054,883
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2019A), 5.000%, 12/15/2028	545,080
300,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), 5.250%, 6/15/2041	335,575
350,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2036	395,933
2,475,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017G), 4.000%, 1/1/2034	2,533,866
	TOTAL	11,202,848
	New York—9.6%
500,000	Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.000%, 7/1/2042	522,850
500,000	Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2039	519,023
575,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B), 0.850%, Mandatory Tender 9/1/2025	559,410
560,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	562,115
510,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017C-1), 5.000%, 11/15/2027	544,450
1,500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2024CC-2), 5.000%, 6/15/2036	1,810,149
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	530,756
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2022F-1), 5.000%, 2/1/2040	1,108,097
375,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023E-1), 5.000%, 11/1/2037	426,555

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,000,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2034	$ 1,056,074
500,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	532,735
500,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	528,812
250,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water (New York City, NY Municipal Water Finance Authority), Subordinated SRF Bonds Second Resolution (Series 2020A), 5.000%, 6/15/2035	274,372
335,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	313,557
750,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	843,191
410,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2025	418,571
250,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 5.500%, 6/30/2038	276,610
500,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.250%, 6/30/2043	537,325
1,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.250%, 6/30/2044	1,070,893
500,000		Onondaga, NY Civic Development Corporation (Crouse Health Hospital, Inc.), Revenue Refunding Bonds (Series 2024A), (Original Issue Yield: 5.260%), 5.125%, 8/1/2044	509,746
1,500,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2019-218), 4.000%, 11/1/2034	1,526,295
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,047,341
1,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 4.000%, 11/15/2035	1,057,572
500,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2018C), 5.000%, 11/15/2035	534,909
1,000,000		Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2039	1,147,393
		TOTAL	18,258,801
		North Carolina—1.2%
505,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.000%, 10/1/2044	531,457
1,820,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 4.235% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	1,819,995
		TOTAL	2,351,452
		Ohio—2.8%
1,500,000		Columbus, OH, UT GO Bonds (Series 2018A), 5.000%, 4/1/2033	1,623,668
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.000%, 2/15/2037	1,027,214
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2023A), 5.500%, 1/1/2043	526,282
500,000		Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B), 2.500%, Mandatory Tender 10/1/2029	459,633
570,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	603,934
1,000,000		Ohio State University, Unrefunded (Series 2010D), 5.000%, 12/1/2029	1,124,264
		TOTAL	5,364,995
		Oklahoma—0.4%
740,000		Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Series 2012A), (GNMA Collateralized Home Mortgage Program INS), 5.000%, 9/1/2027	740,288
		Oregon—0.3%
500,000		Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 3/1/2031	551,900
		Pennsylvania—5.4%
1,500,000		Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 4.000%, 4/1/2038	1,470,891
500,000		Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2030	515,487
825,000		Luzerne County, PA, UT GO GTD Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	871,641

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,275,000		Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 5.000%, 2/15/2027	$ 1,341,628
1,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), 5.500%, 6/30/2041	1,099,695
600,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Health System Revenue Bonds (Series 2019), 4.000%, 8/15/2044	590,576
1,325,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A-2), 5.000%, 12/1/2038	1,412,869
1,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2034	1,032,046
1,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2020A), 4.000%, 7/1/2040	1,006,329
1,000,000		Philadelphia, PA Authority for Industrial Development (Temple University), Revenue Bonds (Second Series 2016), 5.000%, 4/1/2031	1,010,211
		TOTAL	10,351,373
		Puerto Rico—3.2%
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2033	991,645
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.625%, 7/1/2029	1,075,149
2,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.329%, 7/1/2040	1,975,069
2,043,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2A), 4.550%, 7/1/2040	2,046,937
		TOTAL	6,088,800
		South Carolina—0.4%
350,000	[2]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	351,733
350,000	[2]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	345,493
		TOTAL	697,226
		Tennessee—0.8%
700,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	752,297
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2031	771,604
		TOTAL	1,523,901
		Texas—8.6%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2027	751,637
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 5.000%, 11/1/2037	1,118,314
1,000,000		Denton, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2037	1,152,350
1,400,000		Liberty Hill, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2022A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2041	1,537,392
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2024), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/15/2037	1,131,749
200,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	189,017
500,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2024A), 5.000%, 2/1/2039	567,751
1,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2031	1,046,744
1,500,000		Texas A & M University System Board of Regents - Permanent University Fund, Revenue Bonds (Series 2023), 5.000%, 7/1/2040	1,674,421
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2032	1,090,576
100,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2030	103,638
1,500,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.000%, 12/31/2033	1,627,122
2,000,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2035	2,275,719
1,000,000		Texas State, UT GO Water Financial Assistance Bonds (Series 2022A), 5.000%, 8/1/2036	1,116,508
1,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	1,045,854
		TOTAL	16,428,792

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Utah—1.2%
$2,000,000		Utah State Board of Higher Education (University of Utah), General Revenue and Refunding Bonds (Series 2024A), 5.000%, 8/1/2040	$ 2,291,848
		Virginia—4.9%
2,000,000		Fairfax County, VA, UT GO Bonds (Series 2018A), 4.000%, 10/1/2035	2,063,714
1,500,000		Fairfax County, VA, UT GO Bonds (Series 2023A), 4.000%, 10/1/2041	1,558,176
1,000,000		Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2036	1,060,813
1,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-80 (Series 2023B-1), 6.250%, 9/1/2030	1,039,573
1,675,000		Virginia Commonwealth Transportation Board (Virginia Commonwealth), Transportation Capital Projects Revenue Refunding Bonds (Series 2017A), 4.000%, 5/15/2036	1,698,037
1,585,000		Virginia Small Business Financing Authority (95 Express Lanes LLC), Senior Lien Revenue Refunding Bonds (Series 2022), 5.000%, 7/1/2034	1,698,182
130,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	130,007
		TOTAL	9,248,502
		Washington—2.6%
1,155,000		King County, WA, LT GO Bonds (Series 2019B), 5.000%, 7/1/2036	1,254,943
1,000,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-2), 5.000%, 8/1/2044	1,039,021
785,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	787,622
829,728		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	760,564
1,000,000		Washington State, UT GO Bonds (Series 2021C), 4.000%, 8/1/2035	1,050,083
		TOTAL	4,892,233
		Wisconsin—0.3%
500,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	510,159
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $184,149,534)	187,066,143
	[1]	SHORT-TERM MUNICIPALS—1.9%
		Alabama—0.1%
100,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 4.200%, 9/2/2024	100,000
		Multi State—1.7%
1,700,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 9/2/2024	1,700,000
1,500,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 9/2/2024	1,500,000
		TOTAL	3,200,000
		New York—0.1%
100,000		New York City, NY Transitional Finance Authority, (Fiscal 2011, Subseries A-4) Daily VRDNs, (Barclays Bank plc LIQ), 3.900%, 9/2/2024	100,000
		Ohio—0.0%
100,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 3.800%, 9/2/2024	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,500,000)	3,500,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $187,649,534)	190,566,143
		OTHER ASSETS AND LIABILITIES - NET—(0.5%)	(871,924)
		TOTAL NET ASSETS—100%	$189,694,219
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.0% of the Fund’s portfolio as calculated based upon total market value.

The average notional value of long futures contracts held by the Fund throughout the period was $1,057,969. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2024, these restricted securities amounted to $3,383,325, which represented 1.8% of total net assets.

Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-85 Senior Living Revenue Refunding Bonds (Series B-1), 3.125%, 5/15/2029	5/27/2021	$1,000,000	$977,796
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	10/6/2022	$377,047	$410,522
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	2/2/2023	$500,000	$510,159
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	7/21/2023	$350,000	$351,733
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$334,823	$345,493
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	1/14/2021	$820,258	$787,622
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes